Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities:
Net income (loss)	$ 12,694	$ 6,775	$ 17,171	$ (4,828)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	4,326	1,569	2,914	26,101
Amortization of intangible assets	859	792	1,500	1,800
Depreciation of premises and equipment	1,871	1,403	3,100	2,700
Accretion of discount on loans	(16,306)	(15,785)	(2,345)	(3,001)
Amortization (accretion) of premium (discount) on investment securities, net	1,113	1,406	2,160	2,309
Net amortization (accretion) related to time deposits, FHLB advances and other borrowings	(1,391)	491	1,106	(101)
Impairment of other real estate owned	732	2,907	3,580	10,609
FDIC loss share indemnification loss	10,239	8,518	18,533	3,470
Collection from FDIC on loss share indemnification asset			19,974	81,922
Gain on investment securities	(6,943)	(3,096)	(8,682)	(2,321)
Gain on sale of loans	(562)	(383)	(621)
Gain on sale of other real estate	(72)	(1,000)	(1,237)	(4,890)
(Gain) loss on sale of premises and equipment	18	7	21	32
Stock-based compensation expense	888	1,540	2,635	4,320
Depreciation and amortization of premises and equipment and intangible assets			4,619	4,482
Increase in cash surrender value of bank owned life insurance	(1,856)	0	(257)
Deferred taxes			(1,027)	(4,323)
Net change in operating assets and liabilities:
Net change in loans held for sale	(1,492)
Net change in other assets	(14,615)	(13,427)	4,510	12,555
Net change in other liabilities	54,518	34,302	(26,835)	(3,952)
Net cash provided by operating activities	44,021	26,019	36,219	122,384
Cash flows from investing activities:
Purchase of investment securities available for sale	(882,054)	(603,827)	(1,019,381)	(1,034,679)
Sales of investment securities available for sale	473,518	305,395
Sales, paydown and maturities of investment securities available for sale			1,341,614	1,313,390
Paydown and maturities of investment securities held to maturity	372	200
Paydown and maturities of investment securities available for sale	128,945	346,625
Purchase of FHLB and other bank stock	(39,785)	(2,664)	(24,347)	(2,190)
Sales of FHLB and other bank stock	19,644	3,935	18,309	12,340
Net cash paid in acquisition	(14,073)
Collection from FDIC on loss share indemnification asset	5,597	23,396
Change in loans, net	(404,740)	(329,259)	(793,505)	(261,415)
Purchase of loans	(72,504)		(184,261)
Proceeds from sale of loans	23,329	30,490	48,597
Purchase of bank owned life insurance	(40,000)	0	(75,000)
Proceeds from sale of other real estate owned	20,988	26,919	48,277	50,131
Purchase of premises and equipment	(443)	(773)	(1,077)	(3,298)
Proceeds from the sale of premises and equipment		108	93	80
Net cash provided by (used in) investing activities	(781,206)	(199,455)	(640,681)	74,359
Cash Flows From Financing Activities:
Change in deposits, net	301,594	275,796	603,443	(46,294)
Net change in FHLB advances and other borrowings	328,485	(4,000)
Repayment of FHLB advances greater than 90 days			(4,000)	(117,316)
Change in short-term FHLB advances, net			162,015
Net change in repurchase agreements	(1,166)	1,684	4,853
Repurchase of stock			(18,751)
Other financing costs	(335)		(101)	(464)
Net cash provided by (used in) financing activities	628,578	273,480	747,459	(164,074)
Net Change in Cash and Cash Equivalents	(108,607)	100,044	142,997	32,669
Cash and Cash Equivalents at Beginning of Period	239,217	96,220	96,220	63,551
Cash and Cash Equivalents at End of Period	130,610	196,264	239,217	96,220
Supplemental disclosures of cash flow information:
Interest paid	13,191	10,517	23,098	28,411
Income taxes paid	5,816	3,055	5,661	788
Supplemental disclosure of noncash investing and financing activities:
Transfer of loans to other real estate owned	12,869	15,773	27,535	47,977
Fair value of assets acquired	957,324
Goodwill recorded	47,355
Liabilities assumed	$ 962,194